3. Loans, Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Past due loans
Loans 30-89 Days Past Due	$ 8,350	$ 11,297
Loans 90 or More Days Past Due	775	471
Total Past Due Loans	9,125	11,768
Total Current Loans	750,639	712,043
Total loans	759,764	723,811	$ 689,091
Accruing Loans 90 or More Days Past Due	0	0
Construction and land development
Past due loans
Loans 30-89 Days Past Due	277	0
Loans 90 or More Days Past Due	0	10
Total Past Due Loans	277	10
Total Current Loans	84,710	61,739
Total loans	84,987	61,749
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	3,241	4,890
Loans 90 or More Days Past Due	193	80
Total Past Due Loans	3,434	4,970
Total Current Loans	243,269	235,730
Total loans	246,703	240,700
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential - Banco de la Gente stated income
Past due loans
Loans 30-89 Days Past Due	4,078	5,250
Loans 90 or More Days Past Due	465	249
Total Past Due Loans	4,543	5,499
Total Current Loans	32,706	34,690
Total loans	37,249	40,189
Accruing Loans 90 or More Days Past Due	0	0
Commercial
Past due loans
Loans 30-89 Days Past Due	588	342
Loans 90 or More Days Past Due	0	126
Total Past Due Loans	588	468
Total Current Loans	248,049	247,053
Total loans	248,637	247,521
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	0	471
Loans 90 or More Days Past Due	12	0
Total Past Due Loans	12	471
Total Current Loans	28,925	20,576
Total loans	28,937	21,047
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	8,184	10,953
Loans 90 or More Days Past Due	670	465
Total Past Due Loans	8,854	11,418
Total Current Loans	637,659	599,788
Total loans	646,513	611,206
Accruing Loans 90 or More Days Past Due	0	0
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	53	273
Loans 90 or More Days Past Due	100	0
Total Past Due Loans	153	273
Total Current Loans	88,869	87,323
Total loans	89,022	87,596
Accruing Loans 90 or More Days Past Due	0	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	1,204	0
Total loans	1,204	0
Accruing Loans 90 or More Days Past Due	0	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	113	68
Loans 90 or More Days Past Due	5	6
Total Past Due Loans	118	74
Total Current Loans	9,770	9,758
Total loans	9,888	9,832
Accruing Loans 90 or More Days Past Due	0	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	3
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	3
Total Current Loans	13,137	15,174
Total loans	13,137	15,177
Accruing Loans 90 or More Days Past Due	$ 0	$ 0